ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Legal and professional fees	$ 859	5,351	2,438
Accrued staff related costs	1,214	7,568	12,109
Financial guarantees (note 18(iii))	2,000	12,460	0
Other accruals	1,662	10,355	8,046
Accrued expenses and other liabilities	$ 5,735	35,734	22,593